Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	1/28/2016
Distribution Date:	2/12/2016

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL4 - 3 Year Fixed(1)	EUR 1,250,000,000	1.42490	$1,781,125,000	November 2, 2017	0.25%	Fixed
SERIES CBL5 - 3 Year Floating(1)	GBP 250,000,000	1.80600	$451,500,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL5 (Tranche 2) - 3 Year Floating(1)	GBP 300,000,000	1.79130	$537,390,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL9 - 3 year Floating(1)	GBP 400,000,000	2.01970	$807,880,000	August 7, 2018	3 Mth GBP LIBOR + 0.28%	Float
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL11 - 3 Year Floating(1)	GBP 400,000,000	2.04980	$819,920,000	January 14, 2019	3 Mth GBP LIBOR + 0.45%	Float
SERIES CBL12 - 3 Year Fixed(1)	EUR 1,500,000,000	1.54850	$2,322,750,000	January 21, 2019	0.100%	Fixed

Currently Outstanding under the Global Registered Covered Bond Program			$16,378,546,600
Issued prior to CMHC registration under the Global Public Sector Covered Bond Programme(2)			$6,405,575,000

Total Outstanding			$22,784,121,600

OSFI Covered Bond Limit			$34,599,518,168

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL4	Aaa	AAA	AAA
CBL5 (Tranche 1 & 2)	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL9	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL11	Aaa	AAA	AAA
CBL12	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

(2) Covered Bonds outstanding under the previously established Global Public Sector Covered Bond Programme do not form a part of the Global Registered Covered Bond Program, nor do they benefit from the registered program framework.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	1/28/2016
Distribution Date:	2/12/2016

Supplementary Information (continued)
Scotiabank's Credit Ratings(1)	Moody's	Fitch	DBRS	S&P
Senior Debt	Aa3	AA-	AA	A+
Subordinated Debt that does not contain NVCC (2) provisions	A3	A+	AA (low)	A-
Subordinated Debt that contains NVCC (2) provisions	Baa1	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Negative	Stable	Negative	Stable
Counterparty Risk Assessment	Aa2(cr)	N/A	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1 / Aa3	F1+ / AA-	R-1 (high) / AA

Ratings Triggers(3)

If the ratings of the Party falls below the level stipulated below, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 and BBB+	BBB (low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls bellow the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 / A	R-1 (middle) / AA (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1	F1 / A	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	R-1(middle) / BBB(low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)
(b) Covered Bond Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.

(2) Non-viability contingent capital (NVCC)

(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	1/28/2016
Distribution Date:	2/12/2016

Asset Coverage Test (C$)(1)

Outstanding Covered Bonds			$16,378,546,600

A = Lesser of (i) LTV Adjusted Loan Balance and			19,377,368,671		A (i)	20,724,458,471
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	19,377,368,671
B = Principal Receipts up to Calculation Date not otherwise applied			0		Asset Percentage:	93.5%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i) Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance (2)			0
F = Negative Carry Factor Calculation			310,721,066

Total: A + B + C + D + E - F			19,066,647,604

Asset Coverage Test			PASS

Valuation Calculation(1)

Trading Value of Covered Bond(3)			17,950,802,884

A = lesser of (i) Present Value of outstanding loan balance of			20,894,944,989		A (i)	20,894,944,989
Performing Eligible Loans(4) and (ii) 80% of Market Value of properties securing Performing Eligible Loans					A (ii)	38,530,901,029
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i) Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance (2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F			20,894,944,989

Intercompany Loan Balance

Guarantee Loan			17,519,887,606
Demand Loan			3,709,296,662
Total			21,229,184,268

Portfolio Losses(5)

Period End	Write off Amounts		Loss Percentage (annualized)
January 28, 2016	N/A		N/A

Portfolio Flow of Funds

	28-Jan-16		30-Dec-15
Cash Inflows
Principal Receipts	283,885,272.78		322,217,266.26
Sale of Loans	23,025,695.25		26,452,696.10
Revenue Receipts	51,773,966.14		52,731,820.86
Swap Receipts	-		-
Intercompany Loan Receipts	-		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(44,856,542.40)	(6)	(45,716,262.67)	(7)
Purchase of Loans	(29,388,172.68)		(29,238,835.86)
Intercompany Loan Repayment	(277,522,795.35)	(6)	(319,431,126.50)	(7)
Distribution to Partners	-		-
Other Inflows / Outflows(8)	(773.53)		(26.43)
Net Inflows / (Outflows)	6,916,650.21		7,015,531.76

(1) The indexation methodology used to account for subsequent price developments is based on the Teranet - National Bank House Price IndexTM (the "House Price Index"). Mortgaged properties are matched to the Teranet data at the most granular level possible based on postal code, city or province. The data derived by the House Price Index is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the House Price Index for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(4) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 2.4939%.

(5) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 13 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2015 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(6) This amount is to be paid out on February 17th, 2016.

(7) This amount was paid out on January 18th, 2016.

(8) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	1/28/2016
Distribution Date:	2/12/2016

Portfolio Summary Statistics

Previous Month Ending Balance	$ 20,983,437,786
Current Month Ending Balance	$ 20,706,030,321
Number of Mortgage Loans in Pool	117,559
Average Loan Size	$ 176,133
Number of Primary Borrowers	104,780
Number of Properties	107,132
Weighted Average Current Indexed LTV of Loans in the Portfolio(1)(3)	51.66%
Weighted Average of Original LTV of Loans in the Portfolio(1)(4)	66.36%
Weighted Average of Authorized LTV of Loans in the Portfolio(2)(4)	82.54%
Weighted Average Seasoning of Loans in the Portfolio	29.86	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.95%
Weighted Average Original Term of Loans in the Portfolio	51.28	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	21.42	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	45.53	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution(5)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	117,376	99.84%	20,666,373,880	99.81%
30 to 59 Days Past Due	145	0.12%	32,983,006	0.16%
60 to 89 Days Past Due	38	0.03%	6,673,435	0.03%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	117,559	100.00%	20,706,030,321	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	13,650	11.61%	2,802,785,406	13.54%
British Columbia	14,840	12.62%	3,472,701,187	16.77%
Manitoba	2,976	2.53%	399,889,070	1.93%
New Brunswick	3,215	2.73%	316,018,776	1.53%
Newfoundland	3,510	2.99%	457,658,635	2.21%
Northwest Territories	35	0.03%	6,813,190	0.03%
Nova Scotia	4,780	4.07%	548,549,866	2.65%
Nunavut	-	0.00%	-	0.00%
Ontario	57,608	49.00%	10,291,008,528	49.70%
Prince Edward Island	740	0.63%	72,113,076	0.35%
Quebec	12,338	10.50%	1,673,881,359	8.08%
Saskatchewan	3,593	3.06%	611,241,683	2.95%
Yukon	274	0.23%	53,369,544	0.26%
Total	117,559	100.00%	20,706,030,321	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score(6)	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	3,149	2.68%	600,199,490	2.90%
599 or less	2,889	2.46%	502,158,634	2.43%
600 - 650	4,525	3.85%	867,906,129	4.19%
651 - 700	9,678	8.23%	1,881,887,129	9.09%
701 - 750	15,410	13.11%	2,913,374,057	14.07%
751 - 800	19,878	16.91%	3,711,683,419	17.93%
801 and Above	62,030	52.76%	10,228,821,464	49.40%
Total	117,559	100.00%	20,706,030,321	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

(5) Refer to footnote (5) on page 3 of this Investor Report.

(6) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	1/28/2016
Distribution Date:	2/12/2016

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	99,978	85.04%	17,636,321,809	85.17%
Variable	17,581	14.96%	3,069,708,513	14.83%
Total	117,559	100.00%	20,706,030,321	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	91,629	77.94%	14,552,866,541	70.28%
Non-STEP	25,930	22.06%	6,153,163,780	29.72%
Total	117,559	100.00%	20,706,030,321	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	2,799	2.38%	494,021,419	2.39%
Owner Occupied	114,760	97.62%	20,212,008,902	97.61%
Total	117,559	100.00%	20,706,030,321	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
3.4999 and Below	99,360	84.52%	18,030,463,237	87.08%
3.5000 - 3.9999	13,845	11.78%	2,095,003,045	10.12%
4.0000 - 4.4999	3,226	2.74%	443,955,723	2.14%
4.5000 - 4.9999	726	0.62%	92,950,375	0.45%
5.0000 - 5.4999	283	0.24%	30,063,584	0.15%
5.5000 - 5.9999	64	0.05%	6,328,328	0.03%
6.0000 - 6.4999	46	0.04%	6,708,641	0.03%
6.5000 - 6.9999	8	0.01%	458,155	0.00%
7.0000 - 7.4999	1	0.00%	99,234	0.00%
7.5000 - 7.9999	-	0.00%	-	0.00%
8.0000 - 8.4999	-	0.00%	-	0.00%
8.5000 and Above	-	0.00%	-	0.00%
Total	117,559	100.00%	20,706,030,321	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	14,963	12.73%	904,644,006	4.37%
20.01-25.00	5,650	4.81%	596,459,019	2.88%
25.01-30.00	6,134	5.22%	776,132,518	3.75%
30.01-35.00	6,842	5.82%	1,019,795,786	4.93%
35.01-40.00	7,402	6.30%	1,218,293,996	5.88%
40.01-45.00	8,499	7.23%	1,569,650,036	7.58%
45.01-50.00	10,058	8.56%	2,047,355,364	9.89%
50.01-55.00	11,791	10.03%	2,519,214,460	12.17%
55.01-60.00	13,662	11.62%	2,997,612,559	14.48%
60.01-65.00	13,417	11.41%	2,960,240,621	14.30%
65.01-70.00	9,580	8.15%	2,102,606,190	10.15%
70.01-75.00	6,596	5.61%	1,401,200,666	6.77%
75.01-80.00	2,812	2.39%	563,259,975	2.72%
80.01 and Above	153	0.13%	29,565,126	0.14%
Total	117,559	100.00%	20,706,030,321	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	1/28/2016
Distribution Date:	2/12/2016

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	20,692	17.60%	3,226,760,594	15.58%
12.00 - 23.99	69,987	59.53%	12,240,797,217	59.12%
24.00 - 35.99	12,760	10.85%	2,834,535,191	13.69%
36.00 - 41.99	2,787	2.37%	630,187,198	3.04%
42.00 - 47.99	2,898	2.47%	447,903,607	2.16%
48.00 - 53.99	3,643	3.10%	553,370,962	2.67%
54.00 - 59.99	3,665	3.12%	584,642,013	2.82%
60.00 - 65.99	471	0.40%	73,525,488	0.36%
66.00 - 71.99	25	0.02%	4,551,150	0.02%
72.00 and Above	631	0.54%	109,756,901	0.53%
Total	117,559	100.00%	20,706,030,321	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	39,165	33.32%	2,213,129,666	10.69%
100,000 - 149,999	22,086	18.79%	2,747,870,218	13.27%
150,000 - 199,999	17,997	15.31%	3,126,174,220	15.10%
200,000 - 249,999	12,978	11.04%	2,902,740,446	14.02%
250,000 - 299,999	8,830	7.51%	2,411,685,557	11.65%
300,000 - 349,999	5,709	4.86%	1,844,275,986	8.91%
350,000 - 399,999	3,621	3.08%	1,349,226,177	6.52%
400,000 - 449,999	2,223	1.89%	941,449,848	4.55%
450,000 - 499,999	1,475	1.25%	698,487,677	3.37%
500,000 - 549,999	982	0.84%	514,028,947	2.48%
550,000 - 599,999	632	0.54%	362,571,007	1.75%
600,000 - 649,999	453	0.39%	282,770,366	1.37%
650,000 - 699,999	269	0.23%	181,407,175	0.88%
700,000 - 749,999	214	0.18%	154,967,677	0.75%
750,000 - 799,999	168	0.14%	130,039,323	0.63%
800,000 - 849,999	148	0.13%	122,039,114	0.59%
850,000 - 899,999	96	0.08%	83,813,223	0.40%
900,000 - 949,999	73	0.06%	67,278,657	0.32%
950,000 - 999,999	59	0.05%	57,490,587	0.28%
1,000,000 or Greater	381	0.32%	514,584,452	2.49%
Total	117,559	100.00%	20,706,030,321	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	14,226	12.10%	2,252,811,649	10.88%
Single Family	100,941	85.86%	17,984,337,432	86.86%
Multi Family	2,114	1.80%	426,211,622	2.06%
Other	278	0.24%	42,669,619	0.21%
Total	117,559	100.00%	20,706,030,321	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	1/28/2016
Distribution Date:	2/12/2016

Portfolio Current Indexed LTV and Delinquency Distribution by Province (1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total(4)
Alberta	All	98,190,560	64,249,937	81,850,814	117,676,871	121,583,043	166,674,968	227,969,484	268,998,460	392,493,038	555,690,491	387,897,466	191,834,359	115,221,829	12,454,085	2,802,785,406	13.54%
Alberta	Current and Less Than 30 Days Past Due	98,086,755	64,249,937	81,850,814	117,510,948	121,408,603	166,674,968	227,886,182	268,657,614	391,507,000	554,951,986	387,000,552	191,644,490	115,221,829	12,309,656	2,798,961,334	99.86%
Alberta	30 to 59 Days Past Due	103,805	-	-	165,924	-	-	83,302	340,846	644,166	738,505	717,584	189,869	-	144,429	3,128,430	0.11%
Alberta	60 to 89 Days Past Due	-	-	-	-	174,439	-	-	-	341,873	-	179,330	-	-	-	695,642	0.02%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	194,403,597	118,046,933	160,310,303	208,786,172	232,289,906	320,600,932	344,243,260	417,758,582	504,628,034	426,351,084	300,769,757	190,242,961	51,061,135	3,208,530	3,472,701,187	16.77%
	Current and Less Than 30 Days Past Due	194,280,444	117,785,281	159,247,197	208,786,172	232,289,906	319,676,854	343,885,915	416,795,080	503,394,026	424,399,183	299,989,868	190,242,961	50,647,194	3,208,530	3,464,628,610	99.77%
	30 to 59 Days Past Due	66,145	261,652	806,042	-	-	788,968	357,345	963,502	613,267	1,866,547	779,889	-	413,941	-	6,917,298	0.20%
	60 to 89 Days Past Due	57,008	-	257,065	-	-	135,110	-	-	620,742	85,354	-	-	-	-	1,155,279	0.03%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	8,814,671	6,576,184	9,293,019	11,701,148	15,348,100	21,645,086	25,477,841	33,280,295	42,738,993	68,912,463	73,301,801	60,264,868	21,076,284	1,458,317	399,889,070	1.93%
Manitoba	Current and Less Than 30 Days Past Due	8,814,671	6,576,184	9,293,019	11,701,148	15,348,100	21,541,667	25,477,841	33,280,295	42,738,993	68,912,463	73,301,801	60,138,243	21,076,284	1,458,317	399,659,026	99.94%
Manitoba	30 to 59 Days Past Due	-	-	-	-	-	103,420	-	-	-	-	-	126,625	-	-	230,045	0.06%
Manitoba	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	8,548,660	6,695,266	7,975,035	11,007,547	12,553,117	18,995,814	21,736,384	32,530,431	54,206,815	76,969,687	37,957,107	22,826,784	4,016,128	-	316,018,776	1.53%
	Current and Less Than 30 Days Past Due	8,548,660	6,695,266	7,975,035	11,007,547	12,553,117	18,995,814	21,654,338	32,235,597	54,162,374	76,520,969	37,907,936	22,689,613	4,016,128	-	314,962,394	99.67%
	30 to 59 Days Past Due	-	-	-	-	-	-	82,047	294,834	44,441	328,526	-	-	-	-	749,849	0.24%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	120,191	49,171	137,171	-	-	306,533	0.10%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	10,359,615	8,189,508	8,991,165	10,103,135	19,527,238	26,691,158	33,672,979	47,798,587	62,950,649	100,862,359	58,591,515	55,882,862	14,037,865	-	457,658,635	2.21%
Newfoundland	Current and Less Than 30 Days Past Due	10,359,615	8,189,508	8,938,456	10,103,135	19,527,238	26,691,158	33,672,979	47,798,587	62,950,649	100,336,810	58,591,515	55,882,862	14,037,865	-	457,080,377	99.87%
Newfoundland	30 to 59 Days Past Due	-	-	52,709	-	-	-	-	-	-	525,549	-	-	-	-	578,258	0.13%
Newfoundland	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	529,070	187,092	530,375	208,146	290,321	637,321	480,074	-	612,991	1,531,376	1,424,199	382,225	-	-	6,813,190	0.03%
	Current and Less Than 30 Days Past Due	529,070	187,092	530,375	208,146	290,321	637,321	480,074	-	612,991	1,531,376	1,424,199	382,225	-	-	6,813,190	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	19,680,205	11,448,768	16,874,418	20,778,305	28,849,970	36,350,193	44,675,201	57,745,568	84,554,498	118,161,228	56,987,595	39,749,022	12,471,390	223,506	548,549,866	2.65%
Nova Scotia	Current and Less Than 30 Days Past Due	19,680,205	11,448,768	16,874,418	20,778,305	28,849,970	36,154,515	44,675,201	57,745,568	84,554,498	116,916,607	56,987,595	39,471,935	12,285,255	223,506	546,646,345	99.65%
Nova Scotia	30 to 59 Days Past Due	-	-	-	-	-	141,755	-	-	-	1,244,622	-	-	-	-	1,386,376	0.25%
Nova Scotia	60 to 89 Days Past Due	-	-	-	-	-	53,923	-	-	-	-	-	277,087	186,134	-	517,145	0.09%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	483,332,612	323,429,873	411,319,772	538,447,120	672,318,876	836,519,608	1,181,270,333	1,451,168,605	1,583,867,388	1,212,218,487	815,045,457	556,339,774	216,799,172	8,931,453	10,291,008,528	49.70%
Ontario	Current and Less Than 30 Days Past Due	483,110,846	322,930,073	410,313,989	538,340,713	670,523,352	835,751,232	1,179,753,699	1,446,178,235	1,579,926,869	1,209,795,319	813,343,704	555,418,252	216,799,172	8,931,453	10,271,116,907	99.81%
Ontario	30 to 59 Days Past Due	136,222	499,800	560,264	106,407	1,795,524	768,376	995,319	4,407,114	3,731,411	1,809,680	1,413,712	845,488	-	-	17,069,317	0.17%
Ontario	60 to 89 Days Past Due	85,544	-	445,519	-	-	-	521,314	583,257	209,108	613,488	288,041	76,034	-	-	2,822,304	0.03%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	2,521,992	1,894,406	3,086,602	2,459,655	3,257,793	3,327,005	4,765,715	7,164,643	11,118,960	17,772,438	7,895,467	5,670,390	1,178,009	-	72,113,076	0.35%
	Current and Less Than 30 Days Past Due	2,521,992	1,894,406	3,086,602	2,459,655	3,257,793	3,327,005	4,765,715	7,164,643	11,118,960	17,772,438	7,895,467	5,670,390	1,178,009	-	72,113,076	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	61,507,815	43,092,915	56,561,729	74,391,409	85,485,931	98,270,714	114,593,649	135,869,897	169,480,776	219,165,747	257,928,740	237,404,326	117,059,817	3,067,896	1,673,881,359	8.08%
Quebec	Current and Less Than 30 Days Past Due	61,457,489	43,050,160	56,362,898	74,313,056	85,485,931	98,270,714	114,593,649	135,766,420	169,480,776	219,022,776	257,436,616	236,793,290	116,536,493	3,067,896	1,671,638,163	99.87%
Quebec	30 to 59 Days Past Due	50,326	42,755	102,322	78,353	-	-	-	-	-	142,971	245,678	307,903	230,063	-	1,200,369	0.07%
Quebec	60 to 89 Days Past Due	-	-	96,509	-	-	-	-	103,476	-	-	246,446	303,134	293,261	-	1,042,827	0.06%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	15,460,156	11,296,662	18,168,831	22,204,208	23,625,722	36,448,014	44,781,395	60,435,559	84,387,458	150,566,944	97,997,358	36,258,451	9,389,585	221,339	611,241,683	2.95%
Saskatchewan	Current and Less Than 30 Days Past Due	15,460,156	11,296,662	18,168,831	22,204,208	23,625,722	36,263,576	44,441,144	60,435,559	84,387,458	149,440,873	97,997,358	36,258,451	9,389,585	221,339	609,590,921	99.73%
Saskatchewan	30 to 59 Days Past Due	-	-	-	-	-	184,439	340,252	-	-	992,367	-	-	-	-	1,517,057	0.25%
Saskatchewan	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	133,705	-	-	-	-	133,705	0.02%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	1,295,053	1,351,474	1,170,455	2,032,069	3,163,979	3,489,223	3,689,048	6,463,832	6,572,959	12,038,317	6,809,729	4,344,644	948,761	-	53,369,544	0.26%
Yukon	Current and Less Than 30 Days Past Due	1,295,053	1,351,474	1,170,455	2,032,069	3,163,979	3,489,223	3,689,048	6,463,832	6,572,959	11,832,309	6,809,729	4,344,644	948,761	-	53,163,537	99.61%
Yukon	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	206,008	-	-	-	-	206,008	0.39%
Yukon	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	904,644,006	596,459,019	776,132,518	1,019,795,786	1,218,293,996	1,569,650,036	2,047,355,364	2,519,214,460	2,997,612,559	2,960,240,621	2,102,606,190	1,401,200,666	563,259,975	29,565,126	20,706,030,321	100.00%
	Current and Less Than 30 Days Pas	904,144,956	595,654,812	773,812,088	1,019,445,103	1,216,324,033	1,567,474,046	2,044,975,784	2,512,521,431	2,991,407,553	2,951,433,109	2,098,686,338	1,398,937,355	562,136,575	29,420,698	20,666,373,880	99.81%
	30 to 59 Days Past Due	356,498	804,207	1,521,337	350,683	1,795,524	1,986,958	1,858,266	6,006,296	5,033,284	7,854,773	3,156,863	1,469,885	644,003	144,429	32,983,006	0.16%
	60 to 89 Days Past Due	142,552	-	799,093	-	174,439	189,033	521,314	686,733	1,171,722	952,738	762,988	793,426	479,396	-	6,673,435	0.03%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (5) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	1/28/2016
Distribution Date:	2/12/2016

Portfolio Current Indexed LTV Distribution by Credit Bureau Score

Current LTV (%)(1)(2)(3)
Credit Bureau Score[4]	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total
Score Unavailable	21,910,413	17,727,586	21,495,734	31,163,275	38,220,386	46,841,563	57,760,959	80,537,031	84,170,478	70,260,335	67,143,740	47,082,745	15,342,874	542,373	600,199,490	2.90%
<=599	6,444,828	6,695,556	10,189,953	12,496,200	13,894,845	29,661,474	38,835,323	60,598,748	86,923,784	104,965,878	72,742,706	44,188,678	14,034,061	486,601	502,158,634	2.43%
600-650	13,063,058	9,137,857	14,166,909	20,517,600	30,128,804	46,539,993	70,057,624	105,108,325	149,516,830	173,165,018	120,299,680	81,018,059	33,849,200	1,337,170	867,906,129	4.19%
651-700	31,913,576	26,946,958	37,083,552	57,254,137	73,594,978	111,873,550	173,300,457	242,436,976	304,035,231	344,890,816	244,810,796	166,613,201	65,513,707	1,619,193	1,881,887,129	9.09%
701-750	74,610,894	59,960,519	82,341,034	117,830,896	131,555,964	192,330,753	272,743,146	367,381,783	464,555,386	469,673,806	329,494,603	239,406,622	105,946,007	5,542,644	2,913,374,057	14.07%
751-800	120,558,641	81,159,017	124,708,731	159,557,172	214,665,500	275,840,216	360,691,359	458,141,910	563,992,997	555,538,626	404,949,548	277,685,311	107,161,137	7,033,253	3,711,683,419	17.93%
>800	636,142,596	394,831,525	486,146,606	620,976,507	716,233,520	866,562,487	1,073,966,496	1,205,009,686	1,344,417,853	1,241,746,141	863,165,118	545,206,050	221,412,988	13,003,893	10,228,821,464	49.40%
Total	904,644,006	596,459,019	776,132,518	1,019,795,786	1,218,293,996	1,569,650,036	2,047,355,364	2,519,214,460	2,997,612,559	2,960,240,621	2,102,606,190	1,401,200,666	563,259,975	29,565,126	20,706,030,321	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.

(4) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.